GOODWILL - Carrying amount (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 2,057,116	$ 2,223,608	$ 2,202,222
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	538,231	538,231
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	465,905	465,905
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	301,222	301,222
Promigas S.A. and Subsidiaries
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	169,687	169,687
Banco de Bogota S.A. over Multi Financial Group Inc.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount		160,612
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	127,571	127,571
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	66,714	72,594
Banco de Occidente S.A. over Banco Union
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	22,724	22,724
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 6,661	$ 6,661